UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 S. 147th St.  Omaha, NE    68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:   01/31/10

Item 1.  Reports to Stockholders.

SEMI - ANNUAL REPORT JANUARY 31, 2010 INVESTOR CLASS SHARES (WADEX) 1-866-950-6WFG www.wadefunds.com Distributed by Northern Lights Distributors, LLC Member FINRA/SIPC

March 24, 2010

Dear Shareholder,

In its first full year of operation since inception, the Wade Core Destination Fund (WADEX) not only survived one of the steepest global stock market and economic declines in generations but returned more than 16% in 2009.  By comparison, the Lipper Balanced Fund Index1 – which maintains a more aggressive equity stance than us – returned 23% over the same period.

We are pleased with our performance, particularly because 2009 was a period of extreme volatility for stocks, bonds, foreign currencies, and even “safe” cash alternatives.  During that time, we preserved capital on your investment and achieved an absolute positive rate of return thanks to our contrarian playbook, which allowed us to benefit from well-timed purchases of attractive investments like high-yield bonds and emerging market equities.

Investing for the Long Haul

Due to the highly flexible nature of WADEX, we expect that the fund will experience periods where it may either lag or lead the Lipper Balanced Fund Index, especially when measured over shorter time intervals.  This suits us just fine because we strongly believe that only by standing against the prevailing winds – selectively, but resolutely – can an investor prosper over time.  Our focus remains on capturing the positive returns presented by economic cycles and, at the same time, potentially limiting the depth of losses inherent in bear markets.

During periods of rapid declines and severe market volatility, it is important not to lose sight of long-term investing goals.  Many investors and professional money managers suffered from reacting to the greed and fear that drive human behavior.  With over $1 million invested in the fund, your investment manager stands behind its approach with an uncommon but shareholder-friendly philosophy of “eating our own cooking.”

Our Outlook

We do not expect the recovery to be a robust one.  Despite the early signs of a global economic recovery, which at this point has been mostly supported by an unsustainable level of spending and debt built up by governments, we believe the weight of the evidence makes a strong case for a tough road ahead for the economy and markets.  In all but the most optimistic scenario, we believe returns from stocks and bonds over the next few years may prove to be no more than mediocre, and perhaps even paltry if the subpar growth we expect becomes reality.

Still, we are finding opportunities in secular growth companies as well as high-quality companies with low debt and a record of raising dividends in line or above inflation.  Owning a basket of such securities – if purchased at discounts to their underlying business value –

1 The Wade Core Destination Fund uses the Lipper Balanced Fund Index as a benchmark. The Lipper Balanced Fund Index tracks funds whose primary objective is to conserve principal by maintaining, at all times, a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

means we get “paid to wait” for the eventual reward that comes with the normalization of valuations, and should also serve investors well in an environment that can be expected to remain volatile.  We will continue to favor companies with above-average business models, strong balance sheets and superior management teams, whose stocks can be purchased at attractive valuations.

Regarding our fixed income holdings, we have shortened our duration and reduced our exposure to lower-quality companies in anticipation of rising interest rates, and the reality that the economic climate remains quite fragile.

Although the markets may run higher for another quarter or two, we expect investors to become more acutely aware of the major impediments to a sustainable recovery in the back half of 2010.  The fund’s above neutral cash and managed futures holdings (about a quarter of the portfolio), combined with an equity allocation that is slightly below neutral (46-50%), is appropriate given that the market valuation of the stock market is not low enough to fully compensate investors for the headwinds facing the global economy.

In seeking to provide an absolute return over time while minimizing downside risk, we will continue to maintain a diversified portfolio that includes unique asset classes, such as: Managed futures, merger arbitrage, covered calls, precious metals, and distressed debt.

The graphic below provides an approximate asset allocation of the fund, as of this writing.

Today, as always, a superior return frequently requires one to look different from the “herd” when the risk/reward tradeoff appears favorable.  Our shareholders should expect nothing less from us in executing on this time-tested strategy for building wealth.

For more information about the Wade Core Destination fund, please visit our website at www.wadefunds.com.

We are grateful for your investment in WADEX and for your continued confidence in our company.

Sincerely,

Jerry B. Wade, CFP®, CFS

Chief Investment Officer

Disclosure:

Mutual Funds involve risk including loss of principal.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Wade Core Destination Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-866-950-6934. This prospectus should be read carefully before investing. The Wade Core Destination Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal values will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is not guarantee of future results. The Funds’ investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until 11/30/2009, to ensure that the net annual fund operating expenses will not exceed 1.99% for Wade Core Destination Fund, subject to possible recoupment from the Fund in future years. Please review the Fund’s prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance current to the most recent month-end, please call toll-free 1-866-950-6934. 0399-NLD-03/24/2010

Wade Core Destination Fund
PORTFOLIO REVIEW
January 31, 2010 (Unauadited)

The Fund's performance figures* for the period ended January 31, 2010, as compared to its benchmark:

	Six Month	Since Inception**
Wade Core Destination Fund - Investor Class	4.12%	18.49%
Lipper Balanced Fund Index***	9.87%	25.34%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-866-950-6934.

** Inception date is December 2, 2008

***The Lipper Balanced Fund Index tracks funds whose primary objective is to conserve principal by maintaining, at all times, a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.  It is not possible to invest directly in an Index.

	% of
Top Holdings by Industry/Category	Net Assets
Debt Funds	17.1%
Asset Allocation Funds	15.3%
Commodity Funds	10.3%
Emerging Market Funds	6.0%
International Funds	5.6%
Sector/Specialty Funds	5.2%
Growth Fund	3.4%
Diversified Financial Services	3.3%
Banks	3.1%
Other, Cash & Cash Equivalents	30.7%
	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS
January 31, 2010 (Unaudited)
Shares				Value
	COMMON STOCK - 20.3%
	AEROSPACE/DEFENSE - 0.7%
1,700	Lockheed Martin Corp.			$ 126,684
1,000	National Presto Industries, Inc.			114,520
1,240	United Technologies Corp.			83,675
				324,879
	AGRICULTURE - 1.2%
6,600	Altria Group, Inc.			131,076
1,986	British American Tobacco PLC ADR			132,148
1,800	Lorillard, Inc.			136,260
2,500	Philip Morris International, Inc.			113,775
				513,259
	BANKS - 0.3%
2,300	Royal Bank of Canada			112,838

	BEVERAGES - 1.8%
1,340	Cia de Bebidas das Americas ADR			124,030
3,025	Coca-Cola Co.			164,106
2,510	Diageo PLC ADR			168,647
3,810	Molson Coors Brewing Co.			160,020
2,800	PepsiCo, Inc.			166,936
				783,739
	CHEMICALS - 0.3%
2,490	Sigma-Aldrich Corp.			119,147

	COAL - 0.3%
5,616	Natural Resource Partners LP			133,099

	COMMERCIAL SERVICES - 0.8%
3,000	Automatic Data Processing, Inc.			122,370
4,060	Paychex, Inc.			117,699
630	Strayer Education, Inc.			130,901
				370,970
	COMPUTERS - 0.3%
629	Apple, Inc. *^			120,843

	COSMETICS/PERSONAL CARE - 0.4%
2,745	Procter & Gamble Co.			168,955

	DIVERSIFIED FINANCIAL SERVICES - 0.6%
7,000	Charles Schwab Corp.			128,030
4,300	Eaton Vance Corp.			123,883
				251,913

See accompanying notes to financial statements.

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS
January 31, 2010 (Unaudited) (Continued)
Shares				Value
	ELECTRIC - 1.0%
3,600	Exelon Corp.			$ 164,232
13,793	Pike Electric Corp. *			120,275
5,400	Southern Co.			172,800
				457,307
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
2,000	Emerson Electric Co.			83,080

	ELECTRONICS - 0.2%
1,786	Itron, Inc. *			109,910

	ENVIRONMENTAL CONTROL - 0.3%
7,560	U.S. Ecology, Inc. (Formally known as American Ecology)			119,826

	FOOD - 0.4%
6,000	Sysco Corp.			167,940

	HEALTHCARE-PRODUCTS - 1.7%
2,300	Becton Dickinson and Co.			173,351
5,000	CareFusion Corp. *			128,750
2,760	Johnson & Johnson			173,494
4,800	Patterson Cos., Inc. *			137,088
1,890	Techne Corp.			124,022
				736,705
	HEALTHCARE-SERVICES - 0.3%
2,000	UnitedHealth Group, Inc.			66,000
1,100	WellPoint, Inc. *			70,092
				136,092
	HOUSEHOLD PRODUCTS/WARES - 0.3%
2,100	Clorox Co.			124,257

	INSURANCE - 2.2%
5,700	Arthur J Gallagher & Co.			128,535
7,550	Berkshire Hathaway, Inc. Class B *			577,047
2,500	Chubb Corp.			125,000
4,850	Cincinnati Financial Corp.			127,992
				958,574
	MEDIA - 0.3%
6,950	Comcast Corp.			110,019

See accompanying notes to financial statements.

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS
January 31, 2010 (Unaudited) (Continued)
Shares				Value
	OIL & GAS - 2.0%
2,100	BP PLC ADR			$ 117,852
1,540	Chevron Corp.			111,065
2,500	ConocoPhillips			120,000
2,040	Devon Energy Corp.			136,496
1,900	Exxon Mobil Corp.			122,417
1,900	Noble Energy, Inc.			140,486
2,100	Royal Dutch Shell PLC Class B ADR			112,098
				860,414
	PHARMACEUTICALS - 1.1%
2,400	Abbott Laboratories			127,056
5,237	Cardinal Health, Inc.			173,188
3,600	Novartis AG ADR			192,708
				492,952
	REAL ESTATE - 0.3%
6,000	Brookfield Asset Management, Inc.			120,540

	RETAIL - 1.3%
3,942	McDonald's Corp.			246,099
3,200	Wal-Mart Stores, Inc.			170,976
4,400	Walgreen Co.			158,620
				575,695
	SEMICONDUCTORS - 0.5%
4,550	Linear Technology Corp.			118,755
4,700	Microchip Technology, Inc.			121,307
				240,062
	TELECOMMUNICATIONS - 1.2%
6,500	AT&T, Inc.			164,840
3,700	CenturyTel, Inc.			125,837
1,900	Harris Corp.			81,548
5,600	Verizon Communications, Inc.			164,752
				536,977
	TRANSPORTATION - 0.3%
3,000	Overseas Shipholding Group, Inc.			133,830

	TOTAL COMMON STOCK ( Cost - $8,364,033)			8,863,822

See accompanying notes to financial statements.

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS
January 31, 2010 (Unaudited) (Continued)
Shares				Value
	MUTUAL FUNDS - 45.7%
	ASSET ALLOCATION FUNDS - 15.3%
89,659	Financial Trends Strategy Fund *			$ 2,587,566
131,917	Merger Fund			2,065,816
188,931	PIMCO Global Multi-Asset Fund			2,031,013
				6,684,395
	COMMODITY FUNDS - 8.9%
38,577	Direxion Commodity Trends Strategy Fund			1,002,994
50,596	Rydex Managed Futures Strategy Fund *			1,298,290
69,834	Rydex Series - Long/Short Commodities Strategy Fund *			1,592,913
				3,894,197
	DEBT FUNDS - 15.0%
82,192	FPA New Income Inc.			902,466
132,024	PIMCO Global Advantage Strategy Bond Fund			1,461,511
137,692	PIMCO Total Return Fund			1,509,106
31,228	Templeton Frontier Markets Fund			445,316
210,614	Third Avenue Focused Credit Fund			2,228,291
				6,546,690
	EMERGING MARKETS FUND - 0.2%
4,155	Matthews China Fund			97,986

	GROWTH FUND - 3.4%
114,662	Hussman Strategic Growth Fund			1,467,680

	INTERNATIONAL FUND - 2.9%
54,025	Matthews Asia Dividend Fund			659,647
52,421	Oakmark International Small Cap Fund			613,327
				1,272,974

	TOTAL MUTUAL FUNDS ( Cost - $20,093,646)			19,963,922

	EXCHANGE TRADED FUNDS - 17.3%
	COMMODITY FUNDS - 1.4%
1,870	ETFS Gold Trust *			202,016
12,359	iShares Silver Trust *			196,508
1,968	SPDR Gold Trust *^			208,529
				607,053
	DEBT FUND - 2.1%
37,300	PowerShares VRDO Tax Free Weekly Portfolio			932,500

See accompanying notes to financial statements.

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS
January 31, 2010 (Unaudited) (Continued)
Shares				Value
	EMERGING MARKETS FUNDS - 5.8%
9,280	iShares MSCI South Korea Index Fund			$ 421,683
4,500	Market Vectors Brazil Small-Cap ETF			188,235
1,440	SPDR S&P Emerging Asia Pacific ETF			98,582
10,370	Vanguard Emerging Markets ETF			396,964
12,700	WisdomTree Emerging Markets Equity Income Fund			611,454
15,160	WisdomTree Emerging Markets SmallCap Dividend Fund			622,318
9,450	WisdomTree India Earnings Fund			197,600
				2,536,836
	INTERNATIONAL FUND - 2.7%
22,580	iShares MSCI EAFE Index Fund			1,184,999

	SECTOR/SPECIALTY FUNDS - 5.3%
2,200	iShares S&P Global Nuclear Energy Index Fund			86,878
56,040	JPMorgan Alerian MLP Index ETN			1,603,865
4,600	Market Vectors - Nuclear Energy ETF			98,348
7,130	SPDR S&P Biotech ETF			394,146
2,338	SPDR S&P Dividend ETF			105,514
				2,288,751

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $7,113,096)			7,550,139

Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 5.8%
	AGRICULTURE - 0.2%
$ 99,000	Reynolds American, Inc.	7.2500	6/1/2012	$ 107,954

	BANKS - 2.8%
57,000	Bank of America Corp.	5.3750	8/15/2011	60,195
20,000	GMAC, Inc.	5.8500	2/15/2010	19,984
55,000	GMAC, Inc.	6.0500	3/15/2010	54,847
78,000	GMAC, Inc.	7.0000	10/15/2011	75,090
990,000	GMAC, Inc.	7.2500	3/2/2011	1,002,375
				1,212,491
	DIVERSIFIED FINANCIAL SERVICES - 2.7%
57,000	Ford Motor Credit Co. LLC	5.6500	7/20/2011	55,692
100,000	Ford Motor Credit Co. LLC	5.8500	7/20/2010	99,268
347,000	Ford Motor Credit Co. LLC	7.2500	10/25/2011	353,073
500,000	Ford Motor Credit Co. LLC	7.3750	2/1/2011	513,125
70,000	Jefferies Group, Inc.	7.7500	3/15/2012	76,518
60,000	Jefferies Group, Inc.	8.5000	7/15/2019	67,687
				1,165,363

See accompanying notes to financial statements.

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS
January 31, 2010 (Unaudited) (Continued)
Par Value		Coupon Rate (%)	Maturity	Value
	RETAIL - 0.1%
60,000	Best Buy Co., Inc.	6.7500	7/15/2013	$ 66,832

	TOTAL BONDS & NOTES ( Cost - $2,435,657)			2,552,640

Shares
	SHORT-TERM INVESTMENTS - 10.8%
	MONEY MARKET FUND - 10.8%
4,703,071	Goldman Sachs Financial Square Funds - Prime Obligations Fund, 0.02% **
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $4,703,071)			$ 4,703,071

	TOTAL INVESTMENTS - 99.9% ( Cost - $42,709,503)			$ 43,633,594
	OTHER ASSETS LESS LIABILITIES - 0.1%			56,961
	NET ASSETS - 100.0%			$ 43,690,555

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on January 31, 2010.
^ All or a portion of each of these securities may be segregated as collateral for open option contracts.

Represents cost for financial reporting purposes.  The cost for federal tax purposes was substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 1,590,690
		Unrealized depreciation:		(666,599)
		Net unrealized appreciation:		$ 924,091

Contracts ***				Value
	SCHEDULE OF OPTIONS WRITTEN
4	Apple Inc. Call			$ 536
	Expiration April 2010, Exercise Price $240
10	SPDR Gold Trust Call			250
	Expiration March 2010, Exercise Price $122
9	SPDR Gold Trust Call			198
	Expiration March 2010, Exercise Price $124
	TOTAL OPTIONS WRITTEN (Proceeds $5,386)			$ 984

*** Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

Wade Core Destination Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2010 (Unaudited)

ASSETS
Investment securities:
At cost	$ 42,709,503
At value	$ 43,633,594
Receivable for Fund shares sold	48,522
Dividends and interest receivable	81,978
Prepaid expenses and other assets	8,758
TOTAL ASSETS	43,772,852

LIABILITIES
Fees payable to other affiliates	8,308
Investment advisory fees payable	55,050
Options written, at value (Proceeds $5,386)	984
Accrued expenses and other liabilities	17,955
TOTAL LIABILITIES	82,297
NET ASSETS	$ 43,690,555

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 42,513,550
Accumulated net investment income	7,672
Accumulated net realized gain from security transactions	240,840
Net unrealized appreciation of investments	928,493
NET ASSETS	$ 43,690,555

Net Asset Value Per Share:
Investor Shares:
Net Assets	$ 43,690,555
Shares of beneficial interest outstanding	3,639,634

Net asset value, offering and redemption price per share (a)	$ 12.00

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Wade Core Destination Fund
STATEMENT OF OPERATIONS
For the Six Months Ended January 31, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $484 foreign tax withheld)	$ 513,406
Interest	169,323
TOTAL INVESTMENT INCOME	682,729

EXPENSES
Investment advisory fees	191,182
Administrative services fees	23,251
Accounting services fees	13,090
Transfer agent fees	11,140
Audit fees	7,651
Legal fees	5,972
Custodian fees	5,939
Compliance officer fees	5,845
Printing and postage expenses	4,715
Trustees' fees and expenses	3,435
Offering cost fees	3,333
Registration fees	2,279
Other expenses	1,155
TOTAL EXPENSES	278,987
Plus: Expense reimbursement recapture	104,168

NET EXPENSES	383,155

NET INVESTMENT INCOME	299,574

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from:
Security transactions	258,322
Distributions of realized gains from other investment companies	13,646

Net change in unrealized appreciation from:
Security transactions	595,943
Option written	4,402
Total net change in unrealized appreciation	600,345

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	872,313

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 1,171,887

See accompanying notes to financial statements.

Wade Core Destination Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	January 31, 2010	July 31, 2009 (a)
	(Unaudited)
FROM OPERATIONS
Net investment income	$ 299,574	$ 41,174
Net realized gain from security transactions	258,322	184,159
Distributions of realized gains from other investment companies	13,646	927
Net change in unrealized appreciation of investments	600,345	328,148
Net increase in net assets resulting from operations	1,171,887	554,408

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(326,081)	(6,995)
From net realized gains	(216,214)	-
Net decrease in net assets from distributions to shareholders	(542,295)	(6,995)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	38,959,444	5,987,217
Net asset value of shares issued in
reinvestment of distributions to shareholders	542,295	6,995
Redemption fee proceeds	70	-
Payments for shares redeemed	(2,711,459)	(271,012)
Net increase in net assets from shares of beneficial interest	36,790,350	5,723,200

TOTAL INCREASE IN NET ASSETS	37,419,942	6,270,613

NET ASSETS
Beginning of Period	6,270,613	-
End of Period *	$ 43,690,555	$ 6,270,613
* Includes undistributed net investment income of:	$ 7,672	$ 34,179

SHARE ACTIVITY
Shares Sold	3,280,337	563,962
Shares Reinvested	44,378	667
Shares Redeemed	(222,023)	(27,687)
	3,102,692	536,942

(a) The Wade Core Destination Fund Investor shares commenced operations December 2, 2008.

See accompanying notes to financial statements.

Wade Core Destination Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	For the		For the Period
	Six Months Ended		Ended
	January 31, 2010		July 31, 2009 (1)
	(Unaudited)

Net asset value, beginning of period	$ 11.68		$ 10.00

Activity from investment operations:
Net investment gain (2,3)	0.10		0.11
Net realized and unrealized
gain on investments	0.37		1.59
Total from investment operations	0.47		1.70

Paid-in-capital from redemption fees (4)	-		-

Less distributions from:
Net investment income	(0.09)		(0.02)
Net realized gains	(0.06)		-
Total distributions	(0.15)		(0.02)

Net asset value, end of period	$ 12.00		$ 11.68

Total return (5,6)	4.12%		17.02%

Net assets, end of period (000s)	$ 43,691		$ 6,271

Ratio of gross expenses to average
net assets (7,8)	1.45%		6.14%
Ratio of net expenses to average
net assets (7,8)	1.99%	(9)	1.99%
Ratio of net investment income
net assets (7,8)	1.56%		1.53%

Portfolio Turnover Rate (6)	121%		117%

(1)	The Wade Core Destination Fund Investor shares commenced operations on December 2, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4) Represents less than $0.01 per share.
(5)	Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares. Assumes reinvestment of all dividends and distributions.
(6) Not Annualized.
(7)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(8) Annualized.
(9)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Wade Core Destination Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2010 (Unaudited)

1.

ORGANIZATION

The Wade Core Destination Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is to achieve total return.

The Fund currently offers Investor shares only.  Class C shares of the Fund are currently not available.  Investor shares are offered at net asset value.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the last reported bid price on the valuation date.  Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last reported bid price on the valuation date.  In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Wade Core Destination Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”).  Underlying Funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Wade Core Destination Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	8,863,822	-	-	8,863,822
Mutual Funds	19,963,922	-	-	19,963,922
Exchange Traded Funds	7,550,139	-	-	7,550,139
Bonds & Notes	-	2,552,640	-	2,552,640
Money Market Funds	4,703,071	-	-	4,703,071
Total	41,080,954	2,552,640	-	43,633,594

                         The Fund did not hold any Level 3 securities during the period.

                         *Refer to the Schedule of Investments for industry classifications.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The accounting records are maintained in U.S. dollars.

Exchange Traded Notes (“ETNs”) – ETNs are senior, unsecured, unsubordinated debt securities which trade on an exchange and are designed to provide investors with a new way to access the returns of market benchmarks or strategies.  With ETNs, the investor has direct counterparty exposure to the issuer or to third parties guaranteeing the securities’ performance.

Wade Core Destination Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

Options Transactions – The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes an option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call or put option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.  Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Wade Core Destination Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management reviewed the tax positions in the open tax year of 2009 and during the six months ended January 31, 2010 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended January 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $72,931,528 and $40,992,564, respectively.

Wade Core Destination Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

4.  OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Fund for the six months ended January 31, 2010, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	-	$ -
Options written	23	5,386
Options exercised	-	-
Options expired	-	-
Options closed	-	-
Options outstanding, end of period	23	$ 5,386

5.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Wade Financial Group, Inc. serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent services and custody administration services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.  For the six months ended January 31, 2010, the Fund did not waive any fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until November 30, 2010, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds or extraordinary expenses, such as litigation) do not exceed 1.99% of the Fund’s average daily net assets for Investor Class shares.  For the six months ended January 31, 2010, the Advisor did not waive fees.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Investor Class are subsequently less than 1.99% of average daily net assets, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.99% of average daily net assets for the Investor Class shares.  If Fund Operating Expenses attributable to the Investor Class shares subsequently exceed 1.99% of the Fund's average daily net assets, the

Wade Core Destination Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of January 31, 2010, the Advisor has recaptured $104,168 in prior waivers.  As of January 31, 2010 there was $7,514 of fee waivers subject to recapture by the Advisor through July 31, 2012.

The Fund pays each Trustee who is not affiliated with the Trust or Adviser a pro rata share of the total fee of $10,000 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings.  The Fund pays the chairperson of the Audit committee an additional $2,000 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.    Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $24,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $14.00 per account.

Wade Core Destination Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the six months ended January 31, 2010 were $1,211.  The Custodian fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended January 31, 2010, the Fund incurred expenses of $5,845 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended January 31, 2010, GemCom collected amounts totaling $2,068 for EDGAR and printing services performed.

6.  REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the six months ended January 31, 2010, the Fund assessed $70 in redemption fees for the Investor Class.

7.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following period was as follows:

As of January 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Wade Core Destination Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security transactions is attributable to the tax deferral of losses on wash sales.

8.  SUBSEQUENT EVENT

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Wade Core Destination Fund

EXPENSE EXAMPLES

January 31, 2010 (Unaudited)

As a shareholder of the Wade Core Destination Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Wade Core Destination Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 through January 31, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Wade Core Destination Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 8/1/09	Ending Account Value 1/31/10	Expenses Paid During Period 8/1/09 – 1/31/10*
Investor Class	$1,000.00	$1,041.20	$10.24

Hypothetical (5% return before expenses)	Beginning Account Value 8/1/09	Ending Account Value 1/31/10	Expenses Paid During Period 8/1/09 – 1/31/10*
Investor Class	$1,000.00	$1,015.17	$10.11

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio 1.99%, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Portfolios are committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Portfolios believe that you should be aware of policies to protect the confidentiality of that information.

The Portfolios collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Portfolios do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Portfolios are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Portfolios restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Portfolios maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Portfolios through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-950-6WFG or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-950-6WFG.

INVESTMENT ADVISOR

Wade Financial Group, Inc.

5500 Wayzata Boulevard, Suite 190

Minneapolis, MN 55416

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/7/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/7/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/7/10